Redeemable Preferred Units - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Jun. 04, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Redeemable preferred units, shares authorized		0			430
Redeemable preferred units, shares issued		0			430
Redeemable preferred units, shares outstanding		0			430
Redeemable preferred units, stated value per unit		$ 0			$ 100,000
Redeemable preferred units, carrying value					$ 43,000,000
Non-convertible Redeemable Preferred Units
Temporary Equity [Line Items]
Redeemable preferred units, shares authorized					430
Redeemable preferred units, shares issued					430
Redeemable preferred units, shares outstanding					430
Redeemable preferred units, stated value per unit					$ 100,000
Redeemable preferred units, carrying value					$ 43,000,000
Redeemable preferred units, liquidation value					43,000,000
Redeemable preferred units, preferred dividend rate		10.50%
Redeemable preferred units, value		$ 150,000,000
Redeemable preferred units, accrued preferred dividends	$ 1,400,000	2,100,000	$ 3,900,000
Non-convertible Redeemable Preferred Units | Initial Public Offering
Temporary Equity [Line Items]
Redeemable preferred units, accrued preferred dividends		900,000
Redeemable preferred units, preferred dividends outstanding				$ 3,200,000
Redeemable preferred units, accrued preferred dividends converted to interests		2,300,000
Non-convertible Redeemable Preferred Units | Accrued Expenses and Other Current Liabilities
Temporary Equity [Line Items]
Redeemable preferred units, cumulative accrued but unpaid dividends					$ 1,200,000
Non-convertible Redeemable Preferred Units | Maximum
Temporary Equity [Line Items]
Redeemable preferred units, maximum preferred dividend		$ 5,000,000